Accounting Policies	12 Months Ended
Dec. 31, 2022
ACCOUNTING POLICIES
Accounting Policies

3.    ACCOUNTING POLICIES

The main accounting policies used in preparing the accompanying consolidated financial statements are the following:

a)	Property, plant and equipment

Property, plant and equipment are generally measured at acquisition cost, net of accumulated depreciation and any impairment losses experienced. In addition to the price paid to acquire each item, the cost also includes the following concepts where applicable:

-	Finance costs accrued during the construction period that are directly attributable to the acquisition, construction, or production of qualifying assets, which require a substantial period of time before being ready for use; such as e.g., electricity generation or distribution facilities. The Group defines “substantial period” as a period exceeding twelve months. On the other hand, the capitalization of interest is suspended for periods in which the performance of activities for a qualifying asset has been interrupted, if these periods are extended over time. The interest rate used is that corresponding to the specific financing or, if it does not exist, the average financing rate of the company making the investment (see Note 16.b.1).
-	Employee expenses directly related to construction in progress (see Note 16.b.2).
-	Future disbursements that the Group will have to make to close its facilities are added to the value of the asset at fair value, recognizing the related provision for dismantling or restoration. Changes in the measurement of the provision resulting from changes in the estimated amount or timing of future expenditures required to settle the obligation, or changes in the discount rate, are added to or deducted from the cost of the asset, as appropriate (see Note 25).

Assets under construction are transferred to operating assets once the testing period has been completed and they are available for use, at which time depreciation begins.

Expansion, modernization or improvement costs that represent an increase in productivity, capacity or efficiency, or a longer useful life are capitalized as an increase in the cost of the related assets.

The replacement or overhaul of entire components that increase the asset’s useful life or economic capacity are recorded as an increase in cost of the related assets, derecognizing the replaced or overhauled components.

Expenditures for periodic maintenance and repair are recognized directly as an expense for the year in which they are incurred.

Property, plant and equipment, net of its residual value, is depreciated by distributing the cost of the different items that comprise it on a straight-line basis over its estimated useful life, which is the period during which the Group expects to use the assets. Useful life estimates and residual values are reviewed on an annual basis and if appropriate adjusted prospectively.

In addition, the Group recognizes right-of-use assets for leases relating to property, plant and equipment in accordance with the criteria established in Note 3.f.

The following are the main categories of property, plant and equipment with their related estimated useful lives:

Class of property, plant and equipment	Years of estimated useful life
Buildings	10 – 60
Plant and equipment	6 – 65
IT equipment	3 – 15
Fixtures and fittings	2 – 35
Motor vehicles	5 – 10

In addition, for further information, the following is a more detailed breakdown of the class of plant and equipment:

Class of plant and equipment	Years of estimated useful life
Generating plant and equipment
Hydroelectric plants
Civil engineering works	10 – 65
Electromechanical equipment	10 – 45
Combined cycle power plants	10 – 25
Renewable	10 – 50
Distribution plant and equipment
High-voltage network	10 – 60
Low- and medium-voltage network	10 – 50
Measuring and remote control equipment	10 – 50
Primary substations	6 – 25
Natural gas transportation
Gas pipelines	20

Land is not depreciated since it has an indefinite useful life, unless it relates to a right-of- use asset in which case it is depreciated over the term of the lease.

An item of property, plant and equipment is written off when sold or otherwise disposed of, or when no future economic benefits are expected to be obtained from its use, sale or other disposal.

Gains or losses arising from sales of property, plant and equipment or PP&E items retired, are recognized as “Other gains (losses)” in the statement of comprehensive income and are determined as the difference between the sale value and net carrying amount of the asset.

b)	Investment property

“Investment property” basically includes land and buildings that are kept for the purpose of obtaining gains from future sales or lease arrangements.

Investment property is measured at acquisition cost, net of accumulated depreciation and any impairment losses experienced. Investment property, excluding land, is depreciated by distributing the cost of the several elements that comprise it on a straight-line basis over the years of useful life.

An investment property is derecognized on disposal, or when no future economic benefits are expected from use or disposal.

Gains or losses arising from the sale or disposal of items of investment property are recognized as “Other gains (losses)” in the statement of comprehensive income and determined as the difference between the sales amount and the net carrying amount of the asset.

The fair value of investment property is disclosed in Note 17.

c)	Goodwill

Goodwill arising from business combinations and reflected in consolidation, represents the excess of the value of the consideration transferred plus the amount of any non-controlling interest over the net identifiable assets acquired and liabilities assumed, measured at fair value at the date of acquisition of the subsidiary. During the measurement period of the business combination, goodwill may be adjusted as a result of changes in the provisional amounts recognized for the assets acquired and liabilities assumed (see Note 2.7.1).

Goodwill arising from acquisition of companies with functional currencies other than the functional currency of the Parent Company is measured in the functional currency of the acquiree and translated to Chilean peso using the exchange rate effective as of the date of the statement of financial position.

After initial recognition, goodwill is not amortized, but rather, at the end of each accounting period, or when there are indications thereof, an impairment test is performed to determine whether any impairment has occurred that reduces its recoverable value to an amount lower than the recorded net cost, and if this is the case, the impairment is recorded in the statement of income for the period (see Note 3.e).

d)	Intangible assets other than goodwill

Intangible assets are initially recognized at their acquisition cost or production cost, and are subsequently measured at their cost, net of their accumulated amortization and impairment losses experienced.

Intangible assets are amortized on a straight-line basis over their useful lives starting from the time they are in use, except for those assets with indefinite useful lives, for which amortization is not applicable. As of December 31, 2022, and December 31, 2021, intangible assets with indefinite useful lives amounted to ThCh$6,550,168 and ThCh$14,766,953, respectively, mainly related to easements and water rights. The decrease in these assets at the end of December 2022 is mainly due to the transfer of ThCh$ 9,377,135 to assets classified as held for sale from Enel Transmisión Chile S.A. (see Note 5.2).

An intangible asset is derecognized when it is sold or otherwise disposed of, or when no future economic benefits are expected from its use, sale or other disposal.

Gains or losses arising from sales of intangible assets are recognized in profit or loss for the period and determined as the difference between the amount of the sale and the carrying amount of the asset.

The criteria for recognizing impairment losses on these assets and, if applicable, recoveries of impairment losses recorded in prior periods are explained in letter e) of this Note below.

d.1) Research and development expenses

The Group recognizes the costs incurred in a project’s development phase as intangible assets in the statement of financial position as long as the project’s technical feasibility and future economic benefits have been demonstrated.

Research costs are recorded as an expense in the consolidated statement of comprehensive income in the period in which they are incurred.

d.2) Other intangible assets

These assets correspond mainly to computer software, water rights and easements. They are initially recognized at acquisition or production cost and are subsequently valued at cost net of the related accumulated amortization and impairment losses, if any.

Computer software is amortized (on average) over four years. Certain easements and water rights have indefinite useful lives and are therefore not amortized.

e)	Impairment of non-financial assets

During the period, and mainly at the end of each reporting period, the Group evaluates whether there is any indication that an asset has been impaired. If any such indication exists, the Group estimates the recoverable amount of that asset to determine the amount of the impairment loss. For identifiable assets that do not generate cash flows independently, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which the asset belongs, which is understood to be the smallest identifiable group of assets that generates independent cash inflows.

Notwithstanding the preceding paragraph, for CGUs to which goodwill or intangible assets with indefinite useful lives have been allocated, a recoverability analysis is performed routinely at each year-end.

The criteria used to identify the CGUs are based, in line with Management’s strategic and operating vision, within the specific characteristics of the business, the operating rules and regulations of the market in which the Group operates and corporate organization.

Recoverable amount is the higher of fair value less costs of disposal and value in use, which is defined as the present value of the estimated future cash flows. In order to calculate the recoverable amount of Property, plant, and equipment, as well as of goodwill and intangible assets, at the level of each CGUs the Group uses value in use criteria in practically all cases.

To estimate value in use, the Group prepares future pre-tax cash flow forecasts based on the most recent budgets available. These budgets include Management’s best estimates of a CGU’s revenue and costs using sector forecasts, past experience and future expectations.

In general, these projections cover the next three years, estimating cash flows for subsequent years by applying reasonable growth rates which, in no case, are increasing rates nor exceed the average long-term growth rates for the particular sector. At the end of December 2022 and 2021, the rates used to extrapolate the projections were between 2.0% and 3.0%.

These flows are discounted to calculate their present value at a pre-tax rate that includes the cost of capital of the business and the geographical zone where it is carried out. This calculation considers the current cost of money and the risk premiums used in general among analysts for the business and geographical zone.

Future cash flows are discounted to calculate their present value at a pre-tax rate that covers the cost of capital for the business activity and the geographic area in which it is being carried out. The time value of money and risk premiums generally used among analysts for the business activity and the geographic zone are taken into account to calculate the pre-tax rate. The pre-tax discount rates, expressed in nominal terms, applied at the end of December 2022 were between 7.4% and 11.1% (at the end of December 2021 were between 6.0% and 7.7%).

The Company’s approach to allocate value to each key assumption used to project cash flows, considers:

-	Demand evolution: the growth estimate has been calculated based on the projected increase in Gross Domestic Product (GDP), in addition to other assumptions used by the company regarding the evolution of consumption, such as the growth in the number of customers.
-	Energy purchase and sale prices: based on specifically developed internal projection models. The price of the planned “pool” is estimated by considering a number of determining factors, such as the different technology’ costs and productions and energy demand, among other items.
-	Regulatory measures: an important part of the Company’s business is regulated and subject to extensive standards, which could undergo revisions, either as a result of new laws or the amendment of existing laws, and therefore the projections include adequate application of the current standards, those that are currently being developed, and those expected to be effective during the projected period.
-	Installed capacity: in the estimating of the Group’s installed capacity, the existing facilities are taken into account, as well as the plans for both increasing capacity and capacity closure. The investment plan is constantly updated based on the evolution of the business, quality of service regulations determined by the regulator and changes in the business development strategy adopted by management. In the generation area, the investments necessary to maintain the installed capacity in adequate operating conditions are taken into account; in the distribution activity, investments for maintenance, improvement and strengthening of the network are considered, as well as the investments necessary to carry out the implementation of the technological improvement plan (Smart Meters).
-	Hydrology and NCRE: the projections are made from historical series of meteorological conditions and projecting an average year, based on these.
-	Fuel costs for the estimation of fuel costs take into consideration existing supply contracts and long-term projections of oil, gas or coal prices based on forward markets and available analysts’ estimates.
-	Fixed costs: these are projected considering the foreseen level of business activities, both in terms of the evolution of the workforce (considering salary raises in line with the CPI), and in term of other operating and maintenance costs, the level of projected inflation and long-term existing maintenance or other contracts. The efficiencies that the Group is adopting over time are also considered, such as those that arise from the initiatives for the digitalization of internal processes.
-	External sources are always considered to verify the assumptions related to the macroeconomic environment such as price evolution, GDP growth, demand, inflation, interest rates and exchange rates, among others.

Past experience has demonstrated the reliability of the Company’s forecasts, which allows it to base key assumptions on historical information. During 2022, the deviations observed with respect to the projections used to perform impairment testing as of December 31, 2021, were not significant and cash flows generated in 2022 remained in a reasonable variance range compared to those expected for that period.

If the recoverable amount of the CGU is less than the net carrying amount of the asset, the related impairment loss is recognized for the difference, and charged to “Impairment loss (impairment reversals) recognized in profit or loss” in the consolidated statement of comprehensive income. The impairment is first allocated to the CGU’s goodwill carrying amount, if any, and then to the other assets comprising it, prorated on the basis of the carrying amount of each one, limited to the fair value less costs of disposal, or value in use, where no negative amount could be obtained.

Impairment losses recognized in prior periods for an asset other than goodwill are reversed, if and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If this is the case, the carrying amount of the asset is increased to its recoverable amount with a credit to profit or loss, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset. For goodwill, impairment losses are not reversed in subsequent periods.

f)	Leases

In order to determine whether an arrangement is, or contains, a lease, Enel Chile assesses the economic substance of the agreement, assessing whether the agreement conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is considered to exist if the customer has (i) the right to obtain substantially all the economic benefits arising from the use of an identified asset; and (ii) the right to direct the use of the asset.

f.1) Lessee

When the Group acts as a lessee at the commencement of the lease (i.e., on the date on which the underlying asset is available for use) it records a right-of-use asset and a lease liability in the statement of financial position.

The Group initially recognizes right-of-use assets at cost. The cost of right-of-.use assets consist of: i) the amount of the initial measurement of the lease liability; (ii) lease payments made until the commencement date less lease incentives received, (iii) initial direct costs incurred; and (iv) the estimate of decommissioning or restoration costs.

Subsequently, the right-of-use asset is measured at cost, adjusted by any remeasurement of the lease liability, less accumulated depreciation and accumulated impairment losses. A right-of-use asset is depreciated on the same terms as other similar depreciable assets, as long as there is reasonable certainty that the lessee will acquire ownership of the asset at the end of the lease. If no such certainty exists, the leased assets are depreciated over the shorter of the useful lives of the assets and their lease term. The same criteria detailed in Note 3.e are applied to determine whether the right-of-use asset has become impaired.

Lease liabilities are initially measured at the present value of the lease payments, discounted at the Company’s incremental borrowing rate, if the interest rate implicit in the lease cannot be readily determined. The incremental borrowing rate is the interest rate that the company would have to pay to borrow over a similar term, and with similar security, the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment. The Group determines its incremental borrowing rate using observable data (such as market interest rates) or by making specific estimates when observable rates are not available (e.g., for subsidiaries that do not engage in financing transactions) or when they must be adjusted to reflect the terms and conditions of the lease (e.g., when the leases are not in the subsidiary’s functional currency).

Lease payments included in the measurement of liabilities comprise: (i) fixed payments, less any lease incentive receivable; (ii) variable lease payments that depend on an index or a rate; (iii) residual value guarantees if it is reasonably certain that the Group will exercise that option; (iv) the exercise price of a purchase option, if the Group is it is reasonably certain to exercise that option; and (v) penalties for terminating the lease, if any.

After the commencement date, the lease liability increases to reflect the accrual of interest and is reduced by the lease payments made. In addition, the carrying amount of the liability is remeasured if there is a change in the terms of the lease (changes in the lease term, in the amount of expected payments related to a residual value guarantee, in the evaluation of a purchase option or in an index or rate used to determine lease payments). Interest expense is recognized as finance cost and distributed over the years making up the lease period, so that a constant interest rate is obtained in each year on the outstanding balance of the lease liability.

Short-term leases of one year or less or leases of low value assets are exempt from the application of the recognition criteria described above, with the payments associated with the lease recorded as an expense on a straight-line basis over the term of the lease.

Right-of-use assets and lease liabilities are presented separately from other assets and liabilities, respectively, in the consolidated statement of financial position.

f.2) Lessor

When the Group acts as a lessor, it classifies at the commencement of the agreement whether the lease is an operating or finance lease, based on the substance of the transaction. Leases in which all the risks and rewards incidental to ownership of an underlying asset are substantially transferred are classified as finance leases. All other leases are classified as operating leases.

For finance leases, at the commencement date, the Company recognizes in its statement of financial position the assets held under finance leases and presents them as an account receivable, for an amount equal to the net investment in the lease, calculated as the sum of the present value of the lease payments and the present value of any accrued residual value, discounted at the interest rate implicit in the lease. Subsequently, finance income is recognized over the term of the lease, based on a model that reflects a constant rate of return on the net financial investment made in the lease.

For operating leases, lease payments are recognized as income on a straight-line basis, over the term of the lease unless another type of systematic basis of distribution is deemed more representative. The initial direct costs incurred in obtaining an operating lease are added to the carrying amount of the underlying asset and are recognized as expense throughout the lease period, applying the same basis as for rental income.

g)	Financial instruments

Financial instruments are contracts that give rise to both a financial asset in one entity and a financial liability or equity instrument in another entity.

g.1) Financial assets other than derivatives

The Group classifies its non-derivative financial assets, whether permanent or temporary, excluding investments accounted for using the equity method (see Notes 3.i and 13) and non-current assets and disposal groups held for sale or distribution to owners (see Note 3.k), into three categories:

(i)	Amortized cost

This category includes the financial assets that meet the following conditions (i) the business model that supports the financial assets seeks to maintain such financial assets to obtain contractual cash flows, and (ii) the contractual terms of such financial assets give rise on specific dates to cash flows that are solely payments of principal and interest (SPPI criterion).

Financial assets that meet the conditions established in IFRS 9, to be valued at amortized cost in the Group are: cash equivalents, accounts receivable and, loans. Such assets are recorded at amortized cost, which is the initial fair value, less repayments of principal, plus uncollected accrued interest, calculated using the effective interest method.

The effective interest method is a method for calculating the amortized cost of a financial asset or a financial liability (or a group of financial assets or financial liabilities) and allocating the finance income or financial costs throughout the relevant period. The effective interest rate is the discount rate that exactly matches the estimated cash flows to be received or paid over the expected useful life of the financial instrument (or when appropriate in a shorter period of time), with the net carrying amount of the financial asset or financial liability.

(ii)	Financial Assets Recorded at Fair Value through Other Comprehensive Income

This category includes the financial assets that meet the following conditions: (i) they are classified in a business model, the purpose of which is to maintain the financial assets both to collect the contractual cash flows and to sell them, and (ii) the contractual conditions meet the SPPI criterion.

These financial assets are recognized in the consolidated statement of financial position at fair value when this can be determined reliably. For the holdings in unlisted companies or companies with low liquidity, it is usually not possible to determine the fair value reliably, therefore, when this occurs, such holdings are valued at their acquisition cost or for a lower amount if there is evidence of their impairment.

Changes in fair value, net of their tax effect, are recorded in the consolidated statement of comprehensive income: Other comprehensive income, until the disposal of these financial assets, where the accumulated amount in this section is fully allocated to profit or loss for the period except for investments in equity instruments where the accumulated balance in other comprehensive income is never reclassified to profit or loss.

In the event that the fair value is lower than the acquisition cost, if there is objective evidence that the asset has suffered an impairment that cannot be considered as temporary, the difference is recorded directly in the loss for the period.

(iii)	Financial Assets Recorded at Fair Value through Profit or Loss

This category includes the trading portfolio of the financial assets that have been allocated as such upon their initial recognition and which are managed and assessed according to the fair value criterion, and the financial assets that do not meet the conditions to be classified in the two categories indicated above.

These are valued in the consolidated statement of financial position at fair value, and variations in their value are recorded directly in income when they occur.

g.2) Cash and cash equivalents

This item within the consolidated statement of financial position includes cash and bank balances, time deposits, and other highly liquid investments (with original maturity of less than or equal to 90 days) that are readily convertible into cash and are subject to insignificant risk of changes in value.

g.3) Impairment of financial assets

Following the requirements of IFRS 9, the Group applies an impairment model based on the determination of expected credit losses, based on the Group’s past history, existing market conditions, as well as forward-looking estimates at the end of each reporting period. This model is applied to financial assets measured at amortized cost or measured at fair value through other comprehensive income, except for investments in equity instruments.

Expected credit loss is the difference between the contractual cash flows that are due in accordance with the contract and all the cash flows that are expected to be received (i.e. all cash shortfalls), discounted at the original effective interest rate. It is determined considering: i) the Probability of Default (PD); ii) Loss Given Default (LGD), and iii) Exposure at Default (EAD).

To determine the expected credit losses the Group applies two separate approaches:

•	General approach: applied to financial assets other than trade accounts receivable, contractual assets or lease receivables. This approach is based on the evaluation of significant increases in the credit risk of financial assets, from the date of initial recognition. If on the reporting date of the financial statements the credit risk has not increased significantly, the impairment losses are measured related to the expected credit losses in the next 12 months; if, on the contrary, the credit risk has increased significantly, the impairment is measured considering the expected credit losses throughout the lifetime of the asset.

In general, the measurement of expected credit losses for financial assets other than trade accounts receivable, contractual assets or lease receivables, are performed separately.

•	Simplified approach: The Group applies a simplified approach for trade receivables, contract assets and lease receivables so that the impairment provision is always recognized related to the lifetime expected credit losses for the asset. This is the approach that the Group has mostly applied because trade receivables represent the main financial asset of Enel Chile and its subsidiaries.

For trade accounts receivable, contractual assets and lease receivables, the Group applies two types of evaluations of expected credit losses:

-	Collective evaluation: based on grouping accounts receivable into specific groups or “clusters”, taking into account each business and the local regulatory context. Accounts receivables are grouped according to the characteristics of customer portfolios in terms of credit risk, maturity information and recovery rates. A specific definition of default is considered for each group.

To measure the expected credit losses collectively, the Group considers the following assumptions:

-	PD: average default estimate, calculated for each group of trade receivables, taking into account a minimum of 24-month historical data.
-	LGD: calculated based on the recovery rates of a predetermined section, discounted at the effective interest rate; and
-	EAD: accounting exposure at the reporting date, including invoices issued but not due and invoices pending issuance for services rendered, net of potential cash deposits obtained as guarantees.
-	Analytical or individual evaluation: if accounts receivables are considered individually significant by Management and there is specific information regarding any significant increase in the credit risk, the Group applies an individual evaluation of accounts receivable. For the individual evaluation, the PD is obtained mainly from an external supplier, when it is possible to do so, and the LGD through an internal model that considers the recovery rate and other contractual and financial characteristics of accounts receivable. The expected credit loss is obtained by multiplying both factors by the EAD, which is defined as the accounting exposure at the reporting date, including the invoices issued but not due and invoices pending issuance for services rendered, net of potential cash deposits obtained as guarantees.

On the basis of the benchmark market and the regulatory context of the sector as well as the recovery expectations after 90 days for those accounts receivable, the Group mainly applies a predetermined definition  of 180 days overdue to determine expected credit losses, since this is considered an effective indicator of a significant increase in credit risk and, accordingly, in the impairment of receivables.

Based on specific evaluations performed by Management, the prospective adjustment can be applied considering qualitative and quantitative information to reflect possible future events and macroeconomic scenarios, which may affect the risk of the portfolio or the financial instrument.

g.4) Financial liabilities other than derivatives

General financial liabilities are initially recognized, at fair value net of any costs incurred in the transaction. In subsequent periods, these obligations are measured at their amortized cost using the effective interest method (see Note 3.g.1).

Lease liabilities are initially measured at the present value of future lease payments, determined in accordance with the criteria described in Note 3.f.

In the particular case that a liability is the hedged item in a fair value hedge, as an exception, such liability is measured at its fair value for the portion of the hedged risk.

In order to calculate the fair value of debt, both when it is recorded in the statement of financial position and for fair value disclosure purposes as shown in Note 23, debt has been divided into fixed interest rate debt (hereinafter “fixed-rate debt”) and floating interest rate debt (hereinafter “floating-rate debt”). Fixed-rate debt is that on which fixed-interest coupons established at the beginning of the transaction are paid explicitly or implicitly over its term. Floating-rate debt is that debt issued at floating interest rate, i.e., each coupon is established at the beginning of each period based on the benchmark interest rate. All debt has been measured by discounting expected future cash flows with a market interest rate curve based on the payment currency.

g.5) Derivative financial instruments and hedge accounting

Derivatives held by the Group are transactions entered into to hedge interest and/or exchange rate risk, intended to eliminate or significantly reduce these risks in the underlying transactions being hedged.

Derivatives are recorded at fair value at the end of each reporting period as follows: if their fair value is positive, they are recorded within “Other financial assets” and if their fair value is negative, they are recorded within “Other financial liabilities”. For derivatives on commodities, positive fair value is recorded in “Trade and other receivables”, and negative fair value, if any, is recognized in “Trade and other liabilities”.

Changes in fair value are recorded directly in profit or loss, except when the derivative has been designated for hedge accounting purposes as a hedging instrument and all of the conditions for applying hedge accounting established by IFRS are met, including that the hedge is highly effective. In this case, changes are recognized as follows:

-	Fair value hedges: The underlying portion for which the risk is being hedged and the hedging instrument are measured at fair value, and any changes in the value of both items are recognized in the statement of comprehensive income offsetting the effects in the same caption of the statement comprehensive income.
-	Cash flow hedges: Changes in the fair value of the effective portion of the hedged item and hedge instrument are recognized in other comprehensive income and accumulated in an equity reserve referred to as “Hedging reserve.” The cumulative loss or gain in this caption is transferred to the consolidated statement of comprehensive income to the extent that the hedged item impacts the consolidated statement of comprehensive income offsetting the effect in the same comprehensive income statement caption. Gains or losses from the ineffective portion of the hedging relationship are recognized directly in the statement of comprehensive income.

Hedge accounting is discontinued only when the hedging relationship (or a part of the relationship) fails to meet the required criteria, after making any rebalancing of the hedging relationship, if applicable. If it is not possible to continue the hedging relationship, including when the hedging instrument expires, is sold, settled or exercised, any gain or loss accumulated in equity at that date remains in the equity until the forecast transaction affects the statement of comprehensive income. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is immediately transferred to the statement of income.

As a general rule, long-term commodity purchases or sales agreements are recognized in the statement of financial position at their fair value at the end of each reporting period, recognizing any differences in value directly in profit or loss, except for, when all of the following conditions are met:

-	The sole purpose of the agreement is for its own use, which is understood as: for fuel purchase agreements such use is to generate electricity; for electrical energy purchased for sale, its sale is to the end-customers; and for electricity sales its sale is to the end-customers.
-	The Group’s future projections evidence the existence of these agreements for own use.
-	Past experience with agreements shows that they have been use for the Group’s “own use”, except for certain isolated cases when for exceptional reasons or reasons associated with logistical issues, these have been used for other purposes beyond the Group’s control and expectations.
-	The agreement does not establish net settlement of differences and there has been no practice to settle similar differences in similar contracts in the past.

The long-term commodity purchase or sale agreements maintained by the Group, which are mainly for electricity, fuel, and other supplies, meet the conditions described above. Accordingly, the purpose of fuel purchase agreements is to use them to generate electricity, electricity purchase contracts for use in sales to end-customers, and electricity sale contracts for sale of the Group’s own products.

The Group also evaluates the existence of derivatives embedded in contracts or financial instruments to determine if their characteristics and risk are closely related to the host contract, provided that when taken as a whole they are not being accounted for at fair value. If they are not closely related, they are recorded separately and changes in value are accounted for directly in the statement of comprehensive income.

g.6) Derecognition of financial assets and liabilities

Financial assets are derecognized when:

-	The contractual rights to receive cash flows from the financial asset expire or have been transferred or, even when, the Group has assumed a contractual obligation to pay these cash flows to one or more recipients.
-	The Group has substantially transferred all the risks and rewards of their ownership, or, if it has neither assigned nor retained substantially all the risks and rewards, when it does not retain control of the financial asset.

For transactions in which the Group retains substantially all the inherent risks and rewards of their ownership of the financial asset assigned, it recognizes them as a financial liability for the consideration received. Transactions costs are recognized in profit and loss by using the effective interest method (see Note 3.g.1).

Financial liabilities are derecognized when they are extinguished; i.e., when the obligation arising from the liability has been paid or cancelled or has expired. An exchange for a debt instrument with substantially different conditions, or a substantial modification in the current conditions of an existing financial liability (or a part thereof), is recorded as a cancellation of the original financial liability, and a new financial liability is recognized.

g.7) Offsetting of financial assets and financial liabilities

The Group offsets financial assets and liabilities and the net amount is presented in the statement of financial position only when:

-	there is a legally binding right to offset the amounts recognized; and
-	the Group intends to settle them on a net basis, or to realize the asset and settle the liability simultaneously.

Such rights may only be legally enforceable in the normal course of business, or in the event of default, or in the event of insolvency or bankruptcy, of one or all the counterparties.

g.8) Financial guarantee contracts

The financial guarantee contracts, defined as the guarantees issued by the Group to third parties, are initially measured at their fair value, adjusted for transaction costs that are directly attributable to the issuance of the guarantee.

Subsequent to initial recognition, financial guarantee contracts are recognized at the higher of:

-	the amount of the liability determined in accordance with the accounting policy described in Note 3.m; and
-	the amount of the asset initially recognized less, if applicable, any accumulated amortization recognized in accordance with the revenue recognition policies described in Note 3.q.
h)	Fair value measurement

The fair value of an asset or liability is defined as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market, namely, the market with the greatest volume and level of activity for that asset or liability. In the absence of a principal market, it is assumed that the transaction is carried out in the most advantageous market available to the entity, namely, the market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability.

In estimating fair value, the Group uses valuation techniques that are appropriate for the circumstances and for which there is sufficient data to perform the measurement where it maximizes the use of relevant observable data and minimizes the use of unobservable data.

Given the hierarchy explained below, data used in the valuation techniques, assets and liabilities measured at fair value can be classified at the following levels:

•	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities
•	Level 2: Inputs other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly (i.e. as prices) or indirectly (i.e. derived from prices). The methods and assumptions used to determine the fair values at Level 2 by type of financial assets or financial liabilities take into consideration estimated future cash flows discounted at market rates. Future cash flows for financial assets and financial liabilities are discounted with the zero-coupon interest rate curves for each currency. These valuations are performed using external tools such as Bloomberg.
•	Level 3: Inputs for assets or liabilities that are not based on observable market data (unobservable inputs).

The Group takes into account the characteristics of the asset or liability when measuring fair value, in particular:

-	For non-financial assets, fair value measurement takes into account the ability of a market participant to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset at its highest and best use;
-	For liabilities and equity instruments, the fair value measurement assumes that the liability would not be settled, and an equity instrument would not be cancelled or otherwise extinguished on the measurement date. The fair value of the liability reflects the effect of non-performance risk, namely, the risk that an entity will not fulfill the obligation, which includes but is not limited to, the Company’s own credit risk;
-	For derivatives not traded in active markets, the fair value is determined by using the discounted cash flow method and generally accepted options valuation models, based on current and future market conditions as of the closing date of the financial statements. This methodology also adjusts the value based on the Company’s own credit risk (Debt Valuation Adjustment, DVA), and the counterparty risk (Credit Valuation Adjustment, CVA). These CVA and DVA adjustments are measured on the basis of the potential future exposure of the instrument (asset or liability position) and the risk profile of both the counterparties and the Group itself.
-	For financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risks, measuring the fair value on a net basis is allowed. However, this must be consistent with the manner in which market participants would price the net risk exposure at the measurement date.

Financial assets and financial liabilities measured at fair value are shown in Note 23.3.

i)	Investments accounted for using the equity method

The Group’s interests in joint ventures and associates are recognized using the equity method of accounting (see Notes 2.5 and 2.6 respectively).

Under the equity method of accounting, an investment in an associate or joint venture is initially recognized at cost. As of the acquisition date, the investment is recognized in the statement of financial position based on the share of equity that the Group’s interest represents in capital, adjusted for, if appropriate, the effect of transactions with the Group plus any goodwill generated in acquiring the company. If the resulting amount is negative, zero is recorded for that investment in the statement of financial position, unless the Group has a present obligation (either legal or constructive) to reinstate the Company’s equity position, in which case a provision is recognized.

The financial statements of associates or joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to align the accounting policies with those of the Group.

Goodwill from the associate or joint venture is included in the carrying amount of the investment. It is not amortized but is subject to impairment testing as part of the overall investment carrying amount when there are indicators of impairment.

Dividends received from these investments are deducted from the carrying amount of the investment, and any profit or loss obtained from them to which the Group is entitled based on its ownership interest is recognized under “Share of profit (loss) of associates accounted for using the equity method of accounting”.

j)	Inventories

Inventories are measured at their weighted average acquisition cost or the net realizable value, whichever is lower. The net realizable value is the estimated selling price in the ordinary course of business less the applicable costs to sell.

The cost of inventories includes all costs of purchase and all necessary costs incurred in bringing the inventories to their present location and condition net of trade discounts and other rebates.

k)	Non-current assets (or disposal groups of assets) held for sale or held for distribution to owners and discontinued operations.

Non-current assets, including property, plant and equipment; intangible assets; investments accounted for using the equity method of accounting and joint ventures and disposal groups (a group of assets for disposal or distribution together with liabilities directly associated with those assets), are classified as:

-	Held for sale, if their carrying amount will be recovered mainly through a sale transaction rather than through continuing use, or
-	Held for distribution to owners, when the entity is committed to distribute the assets (or disposal groups) to the owners.

For the above classifications, the assets must be available for immediate sale or distribution in their present condition and their sale or distribution must be highly probable. For a transaction to be considered highly probable, management must be committed to the sale or distribution and actions to complete the transaction must have been initiated and should be expected to be completed within one year from the date of classification.

Actions required to complete the sale or distribution plan should indicate that it is unlikely that significant changes to the plan can be made or that the plan will be cancelled. The probability of shareholders’ approval (if required in the jurisdiction) should be considered as part of the assessment of whether the sale or distribution is highly probable.

The assets or disposal groups classified as held-for-sale or held for distribution to owners are measured at the lower of their carrying amount and fair value less costs to sell or costs to distribute, as appropriate.

Depreciation and amortization on these assets cease when they meet the criteria to be classified as non-current assets held for sale or held for distribution to owners.

Assets that are no longer classified as held for sale or held for distribution to owners, or are no longer part of a disposal group, are measured at the lower of their carrying amounts before being classified as held for sale or held for distribution, less any depreciation, amortization or revaluation that would have been recognized had they had not been classified as held for sale or held for distribution to owners and their recoverable amount at the date of reclassification as non-current assets.

Non-current assets held for sale and the components of the disposal groups classified as held for sale or held for distribution to owners are presented in the consolidated statement of financial position as a single line item within assets referred to as “Non-current assets or disposal groups held for sale or for distribution to owners”, and the related liabilities are presented as a single line item within liabilities referred to as “Liabilities included in disposal groups held for sale or for distribution to owners”.

The Group classifies as discontinued operations those components of the Group that either have been disposed of, or are classified as held for sale and:

-	represent a separate major line of business or geographical area of operations;
-	is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
-	is a subsidiary acquired exclusively with a view to resale it.

The after-tax results of discontinued operations are presented in a single line of the statement of comprehensive income referred to as “Profit (loss) from discontinued operations”, as well as the gain or loss recognized from the measurement at fair value less costs to sell or from the disposal of the assets or groups for disposal comprising the discontinued operation.

l)	Treasury shares

Treasury shares are presented deducting the caption “Total equity” in the consolidated statement of financial position and measured at acquisition cost.

Gains and losses from the disposal of treasury shares are recognized directly in “Total Equity – Retained earnings (losses)”, without affecting profit or loss for the period.

m)	Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (when the effect of the time value of money is material). The unwinding of the discount is recognized as finance cost. Incremental legal costs expected to be incurred in resolving a legal claim are included in measuring of the provision.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

A contingent liability does not result in the recognition of a provision. Legal costs expected to be incurred in defending a legal claim are expensed as incurred. Significant contingent liabilities are disclosed unless the likelihood of an outflow of resources embodying economic benefits is remote.

m.1) Provisions for post-employment benefits and similar obligations

Certain of the Group’s companies have entered into pension and other similar commitments with their employees. Those defined benefit and defined contribution commitments are basically through pension plans, except for those related to certain benefits in lieu of payment, basically commitments to supply electric energy, which, due to their nature have not been outsourced and their coverage is provided through the related internal provision.

For defined benefit plans, the companies record the related expense for these commitments following the accrual criteria over the service life of the employees through timely actuarial studies performed as of the reporting date calculated applying the projected credit unit method. The cost of past services which correspond to variances in benefits is recognized immediately.

The defined benefit plan obligations in the statement of financial position represent the present value of the accrued obligations, upon deduction of the fair value of the different plans’ assets, if any.

Actuarial gains and losses arising from measurements of both the plan liabilities and the plan asset, are recorded directly as a component of “Other comprehensive income”.

n)	Translation of balances in foreign currency

Transactions performed by each entity in a currency other than its functional currency are recognized using the exchange rates prevailing as of the date of the transactions. During the period, differences arising between the prevailing exchange rate at the date of the transaction and the exchange rate as of the date of collection or payment are recognized as “Foreign currency translation differences” in the consolidated statement of comprehensive income.

Likewise, at the end of each reporting period, balances receivable or payable denominated in a currency other than each entity’s functional currency are remeasured using the closing date exchange rate. Any differences are recorded as “Foreign currency translation differences” in the consolidated statement of comprehensive income.

The Group has established a policy to hedge the portion of revenue from its consolidated entities that is directly linked to variations in the U.S. dollar, through obtaining financing in such currency. Exchange differences related to this debt, which is regarded as the hedging instrument in cash flow hedge transactions, are recognized, net of taxes, in other comprehensive income and are accumulated in an equity reserve and recorded in profit or loss in the term in which the cash flows hedged will be realized. This term has been estimated as ten years.

o)	Classification of balances as current and non-current

In these consolidated statements of financial position, assets and liabilities expected to be recovered or settled within twelve months are presented as current assets or liabilities, except for post-employment and other similar obligations. Those assets and liabilities expected to be recovered or settled in more than twelve months are presented as non-current items. Deferred income tax assets and liabilities are classified as non-current.

When the Group has any obligations that mature in less than twelve months but can be refinanced over the long term at the Group’s discretion, through unconditionally available loan agreements with long-term maturities, such obligations are classified as non-current liabilities.

p)	Income taxes

Income tax expense for the period is determined as the sum of current taxes from each of the Group’s subsidiaries and results from applying the tax rate to the taxable income for the period, after deductions allowed have been made, plus any changes in deferred tax assets and liabilities and tax credits, both for tax losses and deductions. Differences between the carrying amount and tax basis of assets and liabilities generate deferred tax assets and liabilities, which are calculated using the tax rates expected to be applied when the assets and liabilities are realized or settled, based on tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized for all deductible temporary differences, tax losses and unused tax credits to the extent that it is probable that sufficient future taxable profits exist to recover the deductible temporary differences and use the tax credits. Such deferred tax asset is not recognized if the deductible temporary difference arises from the initial recognition of an asset or liability that:

-	did not arise from a business combination; and
-	at initial recognition provide it affected neither accounting profit nor taxable profit (loss).

With respect to deductible temporary differences associated with investments in subsidiaries, associates and joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

Deferred tax liabilities are recognized for all temporary differences, except for those derived from the initial recognition of goodwill and those that arose from investments in subsidiaries, associates and joint ventures in which the Group can control their reversal and where it is probable that they will not be reversed in the foreseeable future.

Current tax and changes in deferred tax assets or liabilities are recorded in profit or loss, other comprehensive income or total equity in the statement of financial position, depending on where the gains or losses that triggered these tax entries have been recognized.

Any tax deductions that can be applied to current tax liabilities are credited to earnings within the line item “Income tax expenses”, except when uncertainty exists about their tax realization, in which case they are not recognized until they are effectively realized, or when they relate to specific tax incentives, in which case they are recorded as grants.

At the end of each reporting period, the Group reviews the deferred tax assets and liabilities recognized, and makes, any necessary corrections based on the results of this analysis.

Deferred tax assets and deferred tax liabilities are offset in the consolidated statement of financial position if the Group has a legally enforceable right to set off current tax assets against current tax liabilities, and only when the deferred taxes relate to income taxes levied by the same tax authority.

q)	Revenue and expense recognition

Revenue is recognized when (or as) the control over a good or service is transferred to the customer. Revenue is measured based on the consideration to which the Group is expected to be entitled for said transfer of control, excluding the amounts collected on behalf of third parties.

The Group analyzes and takes into consideration all the relevant facts and circumstances for revenue recognition, applying the five-step model established by IFRS 15: 1) Identifying the contract with a customer; 2) Identifying the performance obligations; 3) Determining the transaction price; 4) Allocating the transaction price; and 5) Recognizing revenue.

The following are the criteria for revenue recognition by type of good or service provided by the Group:

•	Electricity supply (sale and transportation): corresponds to a single performance obligation that transfers to the customer a number of different goods/services that are substantially the same and that have the same transfer pattern. Since the customer receives and simultaneously consumes the benefits provided by the Company, it is considered a performance obligation met over time. In these cases, the Group applies an output method to recognize revenue in the amount to which it is entitled to bill for electricity supplied to date.
-	Generation: revenue is recorded according to the physical deliveries of energy and power, at the prices established in the respective contracts, at the prices established in the electricity market by the current regulations, or at the marginal cost of energy and power, depending on whether they are unregulated customers, regulated customers or energy trading in the spot market are involved, respectively.
-	Distribution of electricity: revenue is recognized based on the amount of energy supplied to customers during the period, at prices established in the related contracts or at prices stipulated in the electricity market by applicable regulations, as appropriate.

These revenues include an estimate of the service provided and not invoiced, through the reporting date of the financial statements (see Notes 2.3 and 28 and Appendix 2.2).

•	Gas sale and transport: revenue is recognized over time based on the actual physical deliveries of gas in the consumption period, at the prices established in the respective contracts.
•	Other Services: mainly the provision of supplementary services to the electricity business, construction of works and engineering and consulting services. Customers control committed assets as they are created or improved. Therefore, the Company recognizes this revenue over time based on the progress, measuring progress through output methods (percentage of completion through the present date, milestones reached, etc.), or costs incurred (resources consumed, hours of labor spent, etc.), as appropriate in each case.
•	Sale of goods: revenue from the sale of goods is recognized at a certain time, when control of the goods has been transferred to the customer, which generally occurs at the time of the physical delivery. Revenues are measured at the independent sale price of each good, and any type of applicable variable compensation.

In contracts in which multiple committed goods and services are identified, the recognition criteria will be applied to each of the identifiable performance obligations of the transaction, based on the control transfer pattern of each good or service that is separate and an independent selling price allocated to each of them, or jointly to two or more transactions, when these are linked to contracts with customers that are negotiated with a single business purpose and the goods and services committed represent a single performance obligation and their selling prices are not independent.

The Group determines the existence of significant financing components in its contracts, adjusting the value of the consideration if applicable, to reflect the effects of the time value of money. However, the Group applies the practical expedient provided by IFRS 15, and will not adjust the value of the consideration committed for the purpose of a significant financing component, if it expects, at the beginning of the contract, that the period between the payment and the transfer of goods or service to the customer is one year or less.

The Group excludes the gross revenue of economic benefits received when acting as an agent or broker on behalf of third parties from the revenue amount. The Group only records as revenue the payment or commission to which it expects to be entitled.

Because the Group mainly recognizes revenue for the amount to which it has the right to invoice, it has decided to apply the disclosure practical expedient provided in IFRS 15, through which it is not required to disclose the aggregate amount of the transaction price allocated to the performance obligations not met (or not met partially) at the end of the reporting period.

In addition, the Group evaluates the existence of incremental costs of obtaining a contract and costs directly related to the fulfillment of a contract. These costs are recognized as an asset, if their recovery is expected, and amortized in a manner consistent with the transfer of the related goods or services. As a practical expedient, the incremental costs of obtaining a contract are recognized as an expense, if the depreciation period of the asset that has been recognized is one year or less. Costs that do not qualify for capitalization are recognized as expenses at the time they are incurred, unless they are explicitly attributable to the customer.

As of December 31, 2022, and 2021, the Group has not incurred costs to obtain or perform a contract which meet the conditions for their capitalization. The costs incurred to obtain a contract are substantially commission payments for sales that, although are incremental costs, relate to short-term contracts or performance obligations that are met at a certain time, therefore, the Group has decided to recognize these costs as an expense when they occur.

Interest income (expense) are recorded considering the effective interest rate applicable to the principal pending amortization during the related accrual period.

r)	Earnings per share

Basic earnings per share are calculated by dividing net income attributable to shareholders of the Parent Company by the weighted average number of ordinary shares of outstanding during the period, excluding the average number of shares of the Company held by other subsidiaries within the Group, if any.

Basic earnings per share for continuing and discontinued operations are calculated by dividing net income from continuing and discontinued operations attributable to shareholders of the Company (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the year, excluding the average number of shares of the Company held by other subsidiaries within the Group.

Diluted earnings per share is calculated by dividing profit attributable to shareholders of the Parent Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares of that would be issued on conversion of all the potential dilutive securities into ordinary shares, if any.

s)	Dividends

Article No. 79 of Law No. 18,046 (Chilean Corporations Law) establishes that, unless unanimously agreed otherwise by the shareholders of all issued shares, listed corporations must distribute a cash dividend to shareholders on an annual basis, pro rata among the shares owned or the proportion established in the Company’s by-laws if there are preferred shares, of at least 30% of profit for each year, except when accumulated losses from prior years must be absorbed.

As it is practically impossible to achieve a unanimous agreement given Enel Chile highly fragmented share ownership, at the end of each reporting period the amount of the minimum statutory dividend obligation to its shareholders is determined, net of interim dividends approved during the period, and then accounted for in “Trade and other payables, current” and “Current accounts payable to related parties”, as appropriate, and recognized in equity.

The interim and final dividends are deducted from equity when approved by the relevant authority, which in the first case is normally the Board of Directors and in the second case is the responsibility of the shareholders as agreed at a General Shareholders’ Meeting.

t)	Share issuance costs

Share issuance costs, only when they represent incremental expenses directly attributable to the transaction, are recognized directly in equity as a deduction from “Share premiums,” net of any applicable taxes.

If the share premium account has a zero balance or if the costs described exceed the balance, they are recognized in “Other reserves”. Subsequently, these costs must be deducted from paid-in capital, and this deduction must be approved at the closest Extraordinary Shareholders’ Meeting, which occurs immediately after the date on which the disbursements were incurred.

Share issuance and placement expenses directly related to a probable future transaction are recorded as prepaid expenses in the statement of financial position. These expenses are recorded in equity upon issuance and placement of the shares, or in profit or loss when the conditions change and the transaction is no longer expected to occur.

u)	Statement of cash flows

The statement of cash flows reflects changes in cash and cash equivalents that took place during the period, determined with the direct method. It uses the following definitions and related meanings:

-	Cash flows: inflows and outflows of cash or cash equivalents, which are defined as highly liquid investments maturing in less than three months with a low risk of changes in value.
-	Operating activities: the principal revenue-producing activities of the Group that cannot be considered investing or financing activities.
-	Investing activities: the acquisition and disposal of long-term assets and other investments not included in cash and cash equivalents.
-	Financing activities: activities that result in changes in the size and composition of the total equity and borrowings of the Group.